Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000163285 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000163285 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000163285 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000163285 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163285 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163285 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163285 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163285 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163285 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163285 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163285 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163285 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163285 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163285 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163285 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000163285 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163285 | 12350328
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163285 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000163285 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000163285 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000163285 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000163285 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000163285 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163285 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163285 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163285 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163285 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163285 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163285 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163285 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163291 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000163291 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000163291 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000163291 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163291 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163291 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163291 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163291 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163291 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163291 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163291 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163291 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163291 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163291 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163291 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000163291 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163291 | 12350328
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163291 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000163291 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000163291 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000163291 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000163291 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000163291 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163291 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163291 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163291 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163291 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163291 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163291 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163291 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163292 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000163292 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000163292 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000163292 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163292 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163292 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163292 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163292 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163292 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163292 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163292 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163292 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163292 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163292 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163292 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000163292 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163292 | 12350328
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163292 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000163292 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000163292 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000163292 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000163292 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000163292 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163292 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163292 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163292 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163292 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163292 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163292 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163292 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163278 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000163278 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000163278 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163278 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163278 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163278 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163278 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000163278 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163278 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163278 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163278 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163278 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163278 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163278 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163278 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163278 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000163278 | 12347511
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163278 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000163278 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000163278 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000163278 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000163278 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163278 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000163278 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000163278 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163278 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163278 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163278 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163278 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163278 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163284 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000163284 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000163284 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163284 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163284 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163284 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163284 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000163284 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163284 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163284 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163284 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163284 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163284 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163284 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163284 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163284 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000163284 | 12347511
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163284 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000163284 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000163284 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000163284 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000163284 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163284 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000163284 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000163284 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163284 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163284 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163284 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163284 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163284 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163277 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000163277 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000163277 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163277 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163277 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163277 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163277 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000163277 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163277 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163277 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163277 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163277 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163277 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163277 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163277 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163277 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000163277 | 12347511
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163277 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000163277 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000163277 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000163277 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000163277 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163277 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000163277 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000163277 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163277 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163277 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163277 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163277 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163277 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163294 | Insmed, Inc. - FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163294 | Mueller Industries, Inc. - FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163294 | Commvault Systems, Inc. - FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163294 | Option Care Health, Inc. - FR_68404L201
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163294 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163294 | Magnolia Oil & Gas Corp., Class A - FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | Jackson Financial, Inc., Class A - FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | ACI Worldwide, Inc. - FR_004498101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | Hamilton Lane, Inc., Class A - FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163294 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000163294 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000163294 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000163294 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000163294 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163294 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000163294 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163294 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163294 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163294 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163294 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163294 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163294 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000163300 | Insmed, Inc. - FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163300 | Mueller Industries, Inc. - FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163300 | Commvault Systems, Inc. - FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163300 | Option Care Health, Inc. - FR_68404L201
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163300 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163300 | Magnolia Oil & Gas Corp., Class A - FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | Jackson Financial, Inc., Class A - FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | ACI Worldwide, Inc. - FR_004498101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | Hamilton Lane, Inc., Class A - FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163300 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000163300 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000163300 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000163300 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000163300 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163300 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000163300 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163300 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163300 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163300 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163300 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163300 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163300 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000163293 | Insmed, Inc. - FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163293 | Mueller Industries, Inc. - FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163293 | Commvault Systems, Inc. - FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163293 | Option Care Health, Inc. - FR_68404L201
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163293 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163293 | Magnolia Oil & Gas Corp., Class A - FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | Jackson Financial, Inc., Class A - FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | ACI Worldwide, Inc. - FR_004498101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | Hamilton Lane, Inc., Class A - FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | SPX Technologies, Inc. - FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163293 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000163293 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000163293 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000163293 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000163293 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163293 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000163293 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163293 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163293 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163293 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163293 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163293 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163293 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%